EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 200.6	$ 157.7
Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	114.8	78.6
Present value of defined benefit obligation | Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	612.0	541.3	$ 521.2
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	85.8	79.1	76.6
Plan assets | Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (497.2)	$ (462.7)	$ (429.8)